Long-Term Debt, Financing and Capital Lease Obligations (Schedule of Maturities of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Maturities of Long-term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 991
Long-term Debt, Maturities, Repayments of Principal in Year Two	845
Long-term Debt, Maturities, Repayments of Principal in Year Three	3,622
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,358
Long-term Debt, Maturities, Repayments of Principal in Year Five	3,047
Long-term Debt, Maturities, Repayments of Principal after Year Five	21,507
Long-term Debt	31,370
Debt Instrument, Unamortized Discount (Premium), Net	1,408
Current and Long-term Debt, Financing and Capital Lease Obligations	$ 32,778